Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue from external customers		$ 1,485,694	$ 1,422,445		$ 1,409,414
Interest revenue		1,319	4,044		8,726
Revenue		1,487,013	1,426,489		1,418,140
Adjusted EBITDA		443,898	425,769		466,341
US Acquiring
Segment Reporting Information [Line Items]
Revenue from external customers		649,760	610,704		624,016
Interest revenue		4	12		85
Revenue		649,764	610,716		624,101
Adjusted EBITDA		167,584	179,077		207,886
Digital Commerce
Segment Reporting Information [Line Items]
Revenue from external customers		835,934	811,741		785,398
Interest revenue		1,315	4,032		8,641
Revenue		837,249	815,773		794,039
Adjusted EBITDA		351,384	319,300		318,984
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[1]	0	0		0
Interest revenue	[1]	0	0		0
Revenue	[1]	0	0		0
Adjusted EBITDA		$ (75,070)	$ (72,608)	[1]	$ (60,529)	[1]

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.